Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2022	$11,801
Additions	29,939
Write-off	(4,016)
Amortization	(12,170)
As of December 31, 2022	25,554
Additions	14,560
Amortization	(8,337)
As of June 30, 2023	$31,777